STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
STOCKHOLDERS' DEFICIT [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 6. STOCKHOLDERS' DEFICIT

Common Stock

From February through June 2012, the Company conducted a private placement of units of its securities at a purchase price or $0.20 per unit. Each unit consists of: (i) one share of its common stock, $0.00001 par value per share; and (ii) one-half of one Series D Stock Purchase Warrant (the "Series D Warrants"). Each full Series D Warrant entitles the holder thereof to purchase one additional share of common stock at a price of $0.30 for a period commencing on the date of issuance and terminating on December 31, 2013. As of the termination date of the offering, the Company sold 335,000 units for gross proceeds of $67,000. The Company issued 335,000 shares of its common stock, and Series D Warrants to purchase up to 167,500 shares of common stock at an exercise price of $0.30 per share to the investors having subscribed for the units. The portion of the proceeds allocated to common stock and was $0 and $0, respectively, and was determined using the Black-Scholes model as described below. This offering was conducted in reliance upon exemptions afforded to the Company by, but not limited to, the provisions of Section 4(2) of the 1933 Act and Regulation D as promulgated by the SEC under the 1933 Act.

Warrants

On December 29, 2011, the date of the merger, Ceres Ventures had Series B Stock Purchase Warrants (the "Series B Warrants") outstanding to purchase 400,000 shares of common stock at an exercise price of $1.50 per share. All the Series B Warrants expired on May 19, 2012, unexercised.

As part of the November 2010 - May 2011 private placement, BluFlow issued a total of 4,582,500 Series C Warrants.

As part of the February - June 2012 private placement, Ceres Ventures issued a total of 167,500 Series D Warrants.

On June 30, 2012, pursuant to the terms of the S&C Restructuring Agreement and Strategic Restructuring Agreement, both as discussed further in "Note 9: Convertible Promissory Notes", the Company issued to each of S&C and Strategic a Series E Warrant allowing the each of the holders to purchase up to 1,000,000 shares of the Company's common stock at a purchase price of $0.10 per share through December 31, 2016. The Series E Warrant includes a "cashless exercise" provision.

The Company estimated the fair value of the warrants on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Series C Warrants	Series D Warrants	Series E Warrants
Number of warrants issued	4,582,500	167,500	2,000,000
Exercise price	$0.16	$0.30	$0.10
Black-Scholes option pricing model assumptions:
Risk-free interest rate	0.60%	0.23%	0.72%
Expected term (in years)	1.8	1.6	4.5
Expected volatility (*)	152.86%	267.38%	216.50%
Dividend per share	$0	$0	$0
Expiration date	December 31, 2012	December 31, 2013	December 31, 2016

* As a newly formed entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two comparable public companies listed on OTC Markets Group Inc. QB tier engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.

The following table summarizes warrant activity during the six months ended June 30, 2012:

	Number of Warrants	Weighted Average Exercise Price per Share
Outstanding at December 31, 2011	4,982,500	$0.27
Expired	(400,000)	$1.50
Granted	2,167,500	$0.12
Outstanding at June 30, 2012	6,750,000	$0.15

NOTE 9. STOCKHOLDERS' DEFICIT

Shares Authorized

The Company's authorized capital consists of 1,000,000 shares of preferred stock, par value $0.25, and 2,000,000,000 shares of common stock, par value of $0.00001. As of December 31, 2011, there were zero shares of preferred stock issued and outstanding and 85,030,982 shares of common stock issued and outstanding.

Common Stock

BluFlow was incorporated on October 14, 2010, with the issuance of 60,000,000 shares of common stock at $0.00033 per share to two investors and the issuance of 300,000 Units at $0.033 per Unit to one investor for total proceeds of $30,000. A Unit equals one share of common stock and a Series C Warrants to purchase one-half share of common stock at an exercise price of $0.16 per share, with an exercise period commencing January 1, 2011 and expiring on December 31, 2012. The portion of the Unit proceeds allocated to common stock and warrants was $8,308 and $1,692, respectively, and was determined using the Black-Scholes model as described below.

From November 2010 through May 2011, we conducted a private placement of up to 60,000,000 units of its securities at a price of $0.033 per unit. Each unit consisted of one share of common stock, $0.00001 par value per share and one-half of one Series C Warrant. Each Series C Warrant entitled the holder to purchase one additional share of common stock at a an exercise price of $0.16 per share, expiring on December 31, 2012. As of the termination date of the Offering, we sold 8,865,000 units for gross receipts of $295,500. The Company issued 8,865,000 shares of its common stock and Series C Warrants to purchase up to 4,432,500 shares of common stock at an exercise price of $0.16 per share to the investors having subscribed for the units. The portion of the proceeds allocated to common stock and warrants was $194,460 and $101,040, respectively, and was determined using the Black-Scholes model as described below.

On December 15, 2011, we completed a subscription agreement for the sale of 1,500,000 shares of common stock at $0.033 per share for total proceeds of $50,000. This offering was exempt from registration pursuant to the provisions of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") and Regulation D as promulgated by the SEC under the 1933 Act.

Warrants

As part of the private placement discussed above, BluFlow issued a total of 4,582,500 Series C Common Stock Purchase Warrants. On December 29, 2011, the date of the merger, Ceres Ventures had warrants outstanding to purchase 400,000 shares of common stock at an exercise price of $1.50 per share. The Ceres Ventures' warrants expire on May 19, 2012.

The table below summarizes the Company's warrant activities through December 31, 2011:

	Number of Warrants	Weighted Average Exercise Price per Share
Outstanding at December 31, 2009	-	$-
Granted	150,000	$0.16
Outstanding at December 31, 2010	150,000	$0.16
Granted	4,432,500	$0.16
Effect of reverse merger	400,000	$1.50
Outstanding at December 31, 2011	4,982,500	$0.27

The Company estimated the fair value of the warrants on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Series C Warrants
Number of warrants issued	4,582,500
Exercise price	$0.16
Black-Scholes option pricing model assumptions:
Risk-free interest rate	0.60%
Expected term (in years)	1.8
Expected volatility (*)	152.86%
Dividend per share	$0
Expiration date	December 31, 2012

* As a newly formed entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two (2) comparable public companies listed on NYSE Amex or NASDAQ Capital Market engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.